Significant accounting policies	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Significant accounting policies

3.Significant accounting policies

(a)Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”), effective for the Company’s reporting for the period ended December 31, 2021. The Company’s Board of Directors  (the “Board”) approved these consolidated financial statements on April 1, 2022.

(b)Basis of presentation

These consolidated financial statements have been prepared on a historical cost basis.

3.Significant accounting policies (continued)

(c)Basis of consolidation

These consolidated financial statements incorporate the financial statements of the Company, Sigma Holdings (which is 100% owned by the Company) and Sigma Brazil (which is 100% owned by Sigma Holdings).

Subsidiaries are consolidated from the date of acquisition, being the date on which the Company obtains control, and continue to be consolidated until the date that such control ceases. Control is achieved when an investor has power over an investee to direct its activities, exposure to variable returns from an investee, and the ability to use the power to affect the investor’s returns.

The results of subsidiaries acquired or disposed of during the years presented are included in the consolidated statements of comprehensive loss from the effective date of control and up to the effective date of disposal or loss of control, as appropriate. All intercompany transactions, balances, income and expenses are eliminated upon consolidation.

(d)Foreign currencies

The functional currency of the parent company is the Canadian Dollar and is the Brazilian Reais for Sigma Brazil, as determined by management. The Canadian Dollar is the currency in which it presents these consolidated financial statements.

Transactions in currencies other than the functional currency of an entity are recorded at exchange rates prevailing on the dates of the transactions. Exchange gains and losses arising on the translation of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statements of comprehensive loss. Non-monetary items that are measured at historical cost are translated using the exchange rates at the date of the transaction.

The results and financial position of entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	Assets and liabilities for each statement of financial position date presented are translated at the closing rate at the date of that statement of financial position.
●	Income and expenses for each income statement are translated at average exchange rates for the period; and
●	All resulting exchange differences are recognized in other comprehensive loss.

(e)Financial instruments

Recognition

The Company recognizes a financial asset or financial liability on the statement of financial position when it becomes party to the contractual provisions of the financial instrument. Financial assets are initially measured at fair value and are derecognized either when the Company has transferred substantially all the risks and rewards of ownership of the financial asset, or when cash flows expire. Financial liabilities are initially measured at fair value and are derecognized when the obligation specified in the contract is discharged, cancelled or expired.

3.Significant accounting policies (continued)

(e)Financial instruments (continued)

A write-off of a financial asset (or a portion thereof) constitutes a derecognition event. Write-off occurs when the Company has no reasonable expectations of recovering the contractual cash flows of a financial asset.

Classification and Measurement

The Company determines the classification of its financial instruments at initial recognition. Financial assets and financial liabilities are classified according to the following measurement categories:

●	those to be measured subsequently at fair value, either through profit or loss (“FVTPL”) or through other comprehensive loss (“FVTOCI”); and,
●	those to be measured subsequently at amortized cost.

The classification and measurement of financial assets after initial recognition at fair value depends on the business model for managing the financial asset and the contractual terms of the cash flows. Financial assets that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding, are generally measured at amortized cost at each subsequent reporting period. All other financial assets are measured at their fair values at each subsequent reporting period, with any changes recorded through profit or loss or through other comprehensive loss (which designation is made as an irrevocable election at the time of recognition).

After initial recognition at fair value, financial liabilities are classified and measured at either:

●	amortized cost.
●	FVTPL, if the Company has made an irrevocable election at the time of recognition, or when required (for items such as instruments held for trading or derivatives); or,
●	FVTOCI, when the change in fair value is attributable to changes in the Company’s credit risk.

The Company reclassifies financial assets when and only when its business model for managing those assets changes. Financial liabilities are not reclassified.

Transaction costs that are directly attributable to the acquisition or issuance of a financial asset or financial liability classified as amortized cost are included in the fair value of the instrument on initial recognition.

Transaction costs for financial assets and financial liabilities classified as fair value through profit or loss are expensed in profit or loss.

The Company’s financial assets consist of cash and other receivables, which are classified as amortized cost. The Company’s financial liabilities consist of accounts payable, other liabilities, revolving credit facility and note payable, which are classified and subsequently measured at amortized cost using the effective interest method.

3.Significant accounting policies (continued)

(e)Financial instruments (continued)

All financial instruments recognized at fair value in the statement of financial position are classified into one of three levels in the fair value hierarchy as follows:

●	Level 1 – Valuation based on quoted prices (unadjusted) observed in active markets for identical assets or liabilities.
●	Level 2 – Valuation techniques based on inputs that are quoted prices of similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; inputs other than quoted prices used in a valuation model that are observable for that instrument; and inputs that are derived from or corroborated by observable market data by correlation or other means.
●	Level 3 – Valuation techniques with significant unobservable market inputs.

Impairment

The Company assesses all information available, including on a forward-looking basis, the expected credit losses associated with any financial assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition based on all information available, and reasonable and supportive forward-looking information.

(f)Cash

Cash in the consolidated statement of financial position comprise cash at banks and on hand, and short-term deposits with an original maturity of three months or less, which are readily convertible into a known amount of cash.

(g)Exploration and evaluation expenditures

The Company is in the exploration and development stage with respect to its investment in certain mineral properties and follows the practice of capitalizing all costs relating to the acquisition and exploration of mineral rights. Such costs include, among others, geological, geophysical studies, exploratory drilling and sampling, feasibility studies and technical reports.

The carrying value of the Company’s exploration and evaluation assets is assessed for impairment when indicators of such impairment exist. Indicators may include the loss of the right to explore in the area; the Company deciding not to continue exploring or incurring substantial additional expenditures on the project; or it being determined that the carrying amount of the project is unlikely to be recovered by its development or sale. If any indication of impairment exists, an estimate of the asset’s recoverable amount is calculated to determine the extent of the impairment loss, if any. The recoverable amount is determined as the higher of the fair value less costs of disposal for the asset and the asset’s value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

3.Significant accounting policies (continued)

(h)Valuation of Exploration and Evaluation expenditures

Impairment is determined on an asset by asset basis, whenever possible. If it is not possible to determine impairment on an individual asset basis, impairment is considered on the basis of a cash generating unit (“CGU”). CGUs represent the lowest level for which there are separately identifiable cash inflows that are largely independent of the cash flows from other assets or other group of assets.

If the carrying amount of the asset exceeds its recoverable amount, the asset is impaired, and an impairment loss is charged immediately to the statement of comprehensive loss so as to reduce the carrying amount to its recoverable amount.

An assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the Company makes an estimate of the recoverable amount.

A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If this is the case, the carrying amount of the asset is increased to its recoverable amount. The increased amount cannot exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of comprehensive loss.

(i)Property, plant and equipment

Equipment is carried at cost, less accumulated depreciation, and accumulated impairment losses.

The cost of an item of equipment consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

Depreciation is recognized based on the cost of an item of equipment, less its estimated residual value, over its estimated useful life at the following rates:

Detail	Percentage	Method
Vehicle	20%	Straight line
Building	4%	Straight line
Fixtures	10%	Straight line
Machinery	10%	Straight line
Furniture	10%	Straight line
Pilot plant	10%	Straight line

An asset’s residual value, useful life and depreciation method are reviewed, and adjusted if appropriate, on an annual basis.

3.Significant accounting policies (continued)

(i)Property, plant and equipment (continued)

An item of equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on a disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in profit or loss in the consolidated statements of comprehensive loss.

Where an item of equipment consists of major components with different useful lives, the components are accounted for as separate items of equipment. Expenditures incurred to replace a component of an item of equipment that is accounted for separately, including major inspection and overhaul expenditures, are capitalized.

Assets under construction

Assets under construction are capitalized as work-in-progress until the asset is available for use. The cost of work-in- progress includes cost transferred from Exploration and Evaluation assets and any costs directly attributable to bringing it into working condition for its intended use. Directly attributable costs are capitalized until the asset is in a location and condition necessary for operation as intended by management. These costs include: the purchase price, installation costs, site preparation costs, survey costs, freight charges, transportation insurance costs, duties, testing and preparation charges and estimated costs of dismantling and removing the item and restoring the site on which it is located.

Costs incurred on mineral properties in the development stage are included in the carrying amount of the development project in assets under construction. Development stage expenditures are costs incurred to obtain access to proven and probable mineral reserves or mineral resources and provide facilities extracting, treating, gathering, transporting, and storing the minerals. All expenditures incurred during the development stage until the asset is ready for its intended use are capitalized.

Assets under construction are not depreciated. When an asset becomes available for use, its costs are transferred from assets under construction into the appropriate asset classification such as mineral properties, buildings, machinery, fixture, and plant. Depreciation commences once the asset is complete and available for use.

Valuation of Property, plant and equipment

Property, plant and equipment are assessed for impairment indicators at each reporting date or when an impairment indicator arises if not at a reporting date. Impairment indicators are evaluated and, if considered necessary, an impairment assessment is carried out. If an impairment loss is identified, it is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less cost of disposal and value in use. In assessing fair value, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units).

3.Significant accounting policies (continued)

(j)Provisions

A provision is recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation, and the amount of the obligation can be reliably estimated. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. A provision for onerous contracts is recognized when the expected benefits to be derived by the Company from a contract are lower than the unavoidable cost of meeting its obligations under the contract.

(k)Share-based payment transactions

The fair value of share-based payments related to options is measured at grant date and recognized over the period during which the options vest. The fair value of the options granted is measured using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the options were granted. At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of shares issuable in respect of options that are expected to vest.

Share-based payments that are subject to market-based conditions consider the market-based condition in the valuation on the grant date. Compensation expense is not adjusted if the market condition is not met, so long as the requisite service is provided. Compensation expense is recognized over the vesting period which is based on the estimated date when the market-based condition will be achieved.

For share-based payments that are subject to performance-based conditions, the Company records compensation expense over the estimated service period once the achievement of the performance-based milestone is considered probable. At each reporting date, the Company assesses whether achievement of a milestone is considered probable and, if so, records compensation expense based on the portion of the service period elapsed to date with respect to that milestone, with a cumulative catch-up, net of estimated forfeitures. The Company will recognize remaining compensation expense with respect to a milestone, if any, over the remaining estimated service period.

An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee, including directors of the Company.

In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at the fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of the goods and services received.

Under the Company’s equity incentive plan (the “Equity Incentive Plan”), selected participants are granted stock options (“Options”) and/or restricted share units (“RSUs”), where each RSU represents the right to receive one common share upon expiration of any applicable restricted period (vesting). RSUs are measured at fair value on the grant date. Such equity-settled share-based payment transactions are not remeasured once the grant date’s fair value has been determined. The RSU compensation expense is recognized on a straight-line basis over the vesting period using a graded amortization schedule, with a corresponding charge to contributed surplus.

Compensation expense for RSUs incorporates an estimate for expected forfeiture rates based on historical forfeitures.

3.Significant accounting policies (continued)

(l)Income taxes

Income tax on the profit or loss for the periods presented comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is measured at the rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax is not recognized for the following temporary differences; the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future where the timing of the reversal of the temporary differences can be controlled by the parent. In addition, deferred tax is not recognized for temporary differences arising on the initial recognition of goodwill which is not deductible for tax purposes.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, a deferred tax asset is not recognized.

(m)Asset retirement obligation

Mining processing activities normally give rise to legal or constructive obligations for environmental rehabilitation and the decommissioning of facilities. These activities can include, among others, removal or treatment of waste materials and land rehabilitation, according to compliance with and monitoring of environmental regulations. The extent of costs associated with retirement of assets are conditioned on the requirements of authorities and environmental policies.

The estimated costs for this provision reflect the risks and probabilities of alternative estimates of future cash flows required to settle the obligation at each operation. The expected rehabilitation costs are estimated based on the cost of external contractors performing the work. This provision is updated each reporting period for changes to expected cash flows and for the effect of changes in the discount rate, and the change in estimate is added or deducted from the related asset and depreciated over the expected economic life of the operation to which it relates. The unwinding of the discount, referred to as accretion expense, is included in finance costs and results in an increase in the amount of the provision

When provisions for closure and rehabilitation are initially recognized, the corresponding cost is capitalized as an asset, representing part of the cost of acquiring the future economic benefits of the operation. The capitalized cost of closure and rehabilitation activities is recognized in property, plant and equipment and depreciated over the expected economic life of the operation to which it relates.

3.Significant accounting policies (continued)

(n)Loss per share

The Company presents basic and diluted loss per share data for its common shares, calculated by dividing the loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted loss per share is determined by adjusting the loss attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all dilutive potential issuances of common shares.

(o)Leases and right-of-use assets

At inception of a contract, the Company assesses whether a contract is, or contains, a lease by determining whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration, except for:

●	Leases of low value assets;
●	Leases with a duration of twelve months or less; and
●	Leases to explore for minerals, oil, natural gas, or similar non-regenerative resources.

A right-of-use (“ROU”) asset and lease liability is recognized at the lease commencement date.

The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred, less any lease incentives received. The ROU asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, including periods covered by an option to extend the lease if the Company is reasonably certain to exercise that option. In addition, the ROU asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability. The Company presents ROU assets within property, plant and equipment.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date. The lease payments are discounted using the implicit interest rate in the lease. Variable lease payments that do not depend on an index or rate are not included in the measurement of the lease liability. If the rate cannot be readily determined, the Company’s incremental rate of borrowing is used. The lease liability is subsequently measured at amortized cost using the effective interest method whereby the balance is increased by interest expense and decreased by lease payments. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option.

(p)Deferred revenue

The Company entered into the binding heads of agreement with Mitsui & Co. Ltd. (“Mitsui”) for the pre-payment offtake of spodumene concentrate, as explained in note 9. The Company recognized advanced consideration as deferred revenue and will recognize the amounts in revenue as it satisfies its performance obligation to deliver spodumene concentrate to the customer over the life of the contract.

3.Significant accounting policies (continued)

(q)Significant accounting judgments and estimates

The preparation of these consolidated financial statements requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. These consolidated financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the consolidated financial statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and future periods if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic conditions, and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Critical accounting estimates:

Significant assumptions about the future and other sources of estimation uncertainty that management has made at the financial position reporting date, that could result in a material adjustment to the carrying amounts of assets and liabilities, relate to, but are not limited to, the following:

●	The inputs used in accounting for share-based payment transactions, including warrants.

Critical accounting judgments:

●	Transition from the exploration and evaluation stage to the development stage Judgment is required in determining when an exploration and evaluation project has demonstrated technical feasibility, commercial viability and transitions from the exploration and evaluation stage to the development stage. In assessing the technical feasibility and commercial viability of an asset or CGU, the estimated operating results and net cash flows are determined by estimating the expected future revenues and costs, including the future production costs, capital expenditures, site closure and environmental rehabilitation costs. The estimated net cash flows include cash flows expected to be realized from the extraction, processing and sale of proven and probable reserves as well as mineral resources when there is a high degree of confidence in the economic extraction of those resources
●	Management applied judgment in determining the functional currency of the Company as the Canadian Dollar and its subsidiary to be the Brazilian Reais, based on the facts and circumstances that existed during the period;
●	Management’s judgment of its obligations for the restoration, rehabilitation, and environmental remediation, of the areas it is exposed to based on the facts and circumstances that existed during the period;

(r)New standard and interpretations

●	New International Financial Reporting Standards not yet adopted

3.Significant accounting policies (continued)

(r)New standard and interpretations (continued)

Standards	Description	Effective on

Property, Plant and Equipment: Proceeds before Intended Use - Amendments to IAS 16

The amendments prohibit a company from deducting plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use from the cost of property. Instead, a company will recognize such sales proceeds and related cost in profit or loss.

January 1, 2022, retrospective application with specific rules

Classification of Liabilities as Current or Non-current - Amendments to IAS 1	The amendments establish requirements for the classification of a liability as current or noncurrent	January 1, 2023, retrospective application.

Definition of Accounting Estimates – Amendments to IAS 8

According to the amendments to IAS 8, the definition of “change in accounting estimate” no longer exists. Instead, a definition was established for the term “accounting estimates”: monetary values in the financial statements that are subject to measurement uncertainty.

January 1, 2023, prospective application

Regarding the amendments effective as of January 1, 2022, according to the assessment made, the Company estimates that there will be no significant impact with the initial application on its consolidated financial statements. As for the amendments that will be effective as of January 1, 2023, the Company is assessing the impacts that they will have on the financial statements and is unable to make a reasonable estimation of these impacts at this stage.